Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

25.Employee benefits

The full-time employees of the Company’s subsidiaries and VIEs that are incorporated in the PRC are entitled to staff welfare benefits including medical insurance, basic pensions, unemployment insurance, work injury insurance, maternity insurance and housing funds. These companies are required to contribute to these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and charge the amount contributed to these benefits to the consolidated statements of operations and comprehensive income/(loss). The total amounts charged to the consolidated statements of operations and comprehensive income/(loss) for such employee benefits amounted to US$3,080,729, US$ 1,286,783 and US$ 1,966,815 for the years ended December 31, 2019, 2020 and 2021, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.